Shareholder Fees	May 03, 2021
First Trust NASDAQ ABA Community Bank Index Fund | First Trust NASDAQ ABA Community Bank Index Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none